Fair Value and Weighted-Average Amortization of Intangible Assets in Connection with Pictures Segment Acquisition (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Mar. 31, 2012 Other Y	Mar. 31, 2012 Trademarks Y	Mar. 31, 2012 Game Show Network, Llc	Mar. 31, 2011 Game Show Network, Llc	Mar. 31, 2011 Game Show Network, Llc Television carriage agreements (broadcasting agreements) Y	Mar. 31, 2011 Game Show Network, Llc Other Y	Mar. 31, 2011 Game Show Network, Llc Trademarks
Business Acquisition [Line Items]
Acquired intangibles recorded at fair value, subject to amortization					¥ 33,698	¥ 4,736
Acquired intangibles recorded at fair value, having an indefinite life							8,889
Total intangibles			¥ 47,323	¥ 47,323
Weighted-average amortization period	4	7			20	3